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[BELL, BOYD & LLOYD LLP LOGO]                 70 West Madison Street, Suite 3100
                                                    Chicago, Illinois 60602-4207
                                                 312.372.1121 - Fax 312.827.8000




ALICIA A. PERLA
312.807.4318
aperla@bellboyd.com
Direct Fax:  312.827.8049



                                 April 11, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Ladies and Gentlemen:

                            CALAMOS INVESTMENT TRUST
                       1933 ACT REGISTRATION NO. 33-19228
                       1940 ACT REGISTRATION NO. 811-5443

     On behalf of Calamos Investment Trust (the "Trust"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), post-effective amendment no. 51 to the Trust's registration statement under the Securities Act (the "Registration Statement"), which is also amendment no. 54 to the Trust's Registration Statement under the 1940 Act, and each exhibit being filed with this amendment.

     REASON FOR AMENDMENT. This amendment is being filed pursuant to Rule 485(a) under the Securities Act to register a new series of the Trust designated Calamos Total Return Bond Fund, a diversified, open-end management investment company.

     EFFECTIVE DATE. This filing is being made pursuant to Rule 485(a)(2) under the Securities Act to become effective on June 25, 2007.

     COMMENTS. Please direct any comments on this filing to the undersigned at
(312) 807-4318 or to Cameron Avery at (312) 807-4302.

                                             Very truly yours,



                                             By: /s/ Alicia A. Perla
                                                 -------------------------
                                                 Alicia A. Perla

Enclosures
Copy to Ms. S. Darcy, Esq.





                              chicago - washington